Adviser Class Prospectus Supplement

October 28, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated October 28, 2005 to the Adviser Class Prospectus dated January 31, 2005 of:

Equity Portfolio

On October 27, 2005, the Board of Trustees of Morgan Stanley Institutional Fund Trust (the “Trust”), on behalf of the Equity Portfolio, approved an Agreement and Plan of Reorganization, by and between the Trust and Morgan Stanley Institutional Fund, Inc. (the “Company”), pursuant to which substantially all of the assets of the Equity Portfolio would be combined with those of the Value Equity Portfolio, a portfolio of the Company (the “Reorganization”). Pursuant to the Reorganization, shareholders of the Equity Portfolio would become shareholders of the Value Equity Portfolio, receiving shares of the Value Equity Portfolio equal to the value of their holdings in the Equity Portfolio. Adviser Class shareholders will receive Class B shares of the Value Equity Portfolio.

The Reorganization is subject to the approval of the shareholders of the Equity Portfolio, at a special meeting of shareholders currently scheduled to be held on or about April 5, 2006. A proxy statement formally detailing the proposal, the reasons for the Reorganization, and information concerning the Value Equity Portfolio will be distributed to shareholders of the Equity Portfolio.

Please retain this supplement for future reference.

LIT SPT MEAVX 10/05

Institutional Class Prospectus Supplement

October 28, 2005

Morgan Stanley Institutional Fund Trust

Supplement dated October 28, 2005 to the Institutional Class Prospectus dated January 31, 2005 of:

Equity Portfolio

On October 27, 2005, the Board of Trustees of Morgan Stanley Institutional Fund Trust (the “Trust”), on behalf of the Equity Portfolio, approved an Agreement and Plan of Reorganization, by and between the Trust and Morgan Stanley Institutional Fund, Inc. (the “Company”), pursuant to which substantially all of the assets of the Equity Portfolio would be combined with those of the Value Equity Portfolio, a portfolio of the Company (the “Reorganization”). Pursuant to the Reorganization, shareholders of the Equity Portfolio would become shareholders of the Value Equity Portfolio, receiving shares of the Value Equity Portfolio equal to the value of their holdings in the Equity Portfolio. Institutional Class shareholders will receive Class A shares of the Value Equity Portfolio.

The Reorganization is subject to the approval of the shareholders of the Equity Portfolio, at a special meeting of shareholders currently scheduled to be held on or about April 5, 2006. A proxy statement formally detailing the proposal, the reasons for the Reorganization, and information concerning the Value Equity Portfolio will be distributed to shareholders of the Equity Portfolio.

Please retain this supplement for future reference.

LIT SPT MPEQX 10/05